Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Contributions to medical and pension schemes	¥ 754,203	¥ 732,465	¥ 814,296
Other employee benefits	97,056	108,142	92,797
Total	¥ 851,259	¥ 840,607	¥ 907,093